Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 2,258.6	€ 2,151.4
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	4.9	21.2
Total liabilities	(131.6)	(60.8)
Total	(126.7)	(39.6)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	4.9	21.2
Total liabilities	(21.8)	(15.2)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(108.9)	(42.3)
Interest rate swap contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total liabilities	€ 0.9	€ 3.3